Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	4,238,334	687,059	3,124,912	908,194
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Weighted-average exercise price	$ 94.30	$ 104.14	$ 99.72	$ 102.98